Post-employment benefits	12 Months Ended
Dec. 31, 2022
Post-employment Benefits
Post-employment benefits

Note 26 - Post-employment benefits

ITAÚ UNIBANCO HOLDING, through its subsidiaries, sponsors retirement plans for its employees.

Retirement plans are managed by Closed-end Private Pension Entities (EFPC) and are closed to new applicants. These entities have an independent structure and manage their plans according to the characteristics of their regulations.

There are three types of retirement plan:

•	Defined Benefit Plans (BD): plans which scheduled benefits have their value established in advance, based on salaries and/or length of service of employees, and its cost is actuarially determined.
•	Defined Contribution Plans (CD): are those plans which scheduled benefits have their value permanently adjusted to the investments balance, kept in favor of the participant, including in the benefit concession phase, considering net proceedings of its investment, amounts contributed and benefits paid.
•	Variable Contribution Plans (CV): in this type of plan, scheduled benefits present a combination of characteristics of defined contribution and defined benefit modalities, and the benefit is actuarially determined based on the investments balance accumulated by the participant on the retirement date.

Below is a list of benefit plans and their modalities:

Entity	Benefit Plan	Modality
Fundação Itaú Unibanco – Previdência Complementar - FIU	Supplementary Retirement Plan	Defined Benefit
Supplementary Retirement Plan – Flexible Premium Annuity
Franprev Benefit Plan
002 Benefit Plan
Prebeg Benefit Plan
UBB PREV Defined Benefit Plan
Benefit Plan II
Itaulam Basic Plan
Itaucard Defined Benefit Plan
Itaú Unibanco Main Retirement Plan
	Itaubanco Defined Contribution Plan	Defined Contribution
Itaubank Retirement Plan
Redecard Pension Plan
	Unibanco Pension Plan – Intelligent Future	Variable Contribution
Itaulam Supplementary Plan
Itaucard Variable Contribution Plan
Itaú Unibanco Supplementary Retirement Plan
FUNBEP – Fundo de Pensão Multipatrocinado	Benefit Plan l	Defined Benefit
	Benefit Plan ll	Variable Contribution
Defined Contribution plans include pension funds consisting of the portions of sponsor’s contributions not included in a participant’s account balance due to loss of eligibility for the benefit, and of monies arising from the migration of retirement plans in defined benefit modality. These funds are used for future contributions to individual participants’ accounts, according to the respective benefit plan regulations.

a) Main actuarial assumptions

Actuarial assumptions of demographic and financial nature should reflect the best estimates about the variables that determine the post-employment benefit obligations.

The most relevant demographic assumption comprise of mortality table and the most relevant financial assumptions include: discount rate and inflation.

	12/31/2022	12/31/2021
Mortality table (1)	AT-2000	AT-2000
Discount rate (2)	10.34% p.a.	9.46% p.a.
Inflation (3)	4.00% p.a.	4.00% p.a.
Actuarial method	Projected Unit Credit	Projected Unit Credit
1) Correspond to those disclosed by SOA (Society of Actuaries), that reflect a 10% increase in the probabilities of survival  regarding the respective basic tables.
2) Determined based on market yield relating to National Treasury Notes (NTN-B) and compatible with the economic scenario observed on the balance sheet closing date, considering the volatility of interest market and models used.
3) Refers to estimated long-term projection.
Retirement plans sponsored by foreign subsidiaries - Banco Itaú (Suisse) S.A., Itaú CorpBanca Colombia S.A. and PROSERV - Promociones y Servicios S.A. de C.V. - are structured as Defined Benefit modality and adopt actuarial assumptions adequate to masses of participants and the economic scenario of each country.

b) Risk management

The EFPCs sponsored by ITAÚ UNIBANCO HOLDING are regulated by the National Council for Complementary Pension (CNPC) and PREVIC, has an Executive Board, Advisory and Tax Councils.

Benefits offered have long-term characteristics and the main factors involved in the management and measurement of their risks are financial risk, inflation risk and demographic risk.

•	Financial risk – the actuarial liability is calculated by adopting a discount, which may differ from rates earned in investments. If real income from plan investments is lower than yield expected, this may give rise to a deficit. To mitigate this risk and assure the capacity to pay long-term benefits, the plans have a significant percentage of fixed-income securities pegged to the plan commitments, aiming at minimizing volatility and risk of mismatch between assets and liabilities. Additionally, adherence tests are carried out in financial assumptions to ensure their adequacy to obligations of respective plans.
•	Inflation risk - a large part of liabilities is pegged to inflation risk, making actuarial liabilities sensitive to increase in rates. To mitigate this risk, the same financial risks mitigation strategies are used.
•	Demographic risk - plans that have any obligation actuarially assessed are exposed to demographic risk. In the event the mortality tables used are not adherent to the mass of plan participants, a deficit or surplus may arise in actuarial evaluation. To mitigate this risk, adherence tests to demographic assumptions are conducted to ensure their adequacy to liabilities of respective plans.

For purposes of registering in the balance sheet of the EFPCs that manage them, actuarial liabilities of plans use discount rate adherent to its asset portfolio and income and expense flows, according to a study prepared by an independent actuarial consulting company. The actuarial method used is the aggregate method, through which the plan costing is defined by the difference between its equity coverage and the current value of its future liabilities, observing the methodology established in the respective actuarial technical note.

When deficit in the concession period above the legally defined limits is noted, debt agreements are entered into with the sponsor according to costing policies, which affect the future contributions of the plan, and a plan for solving such deficit is established respecting the guarantees set forth by the legislation in force. The plans that are in this situation are resolved through extraordinary contributions that affect the values of the future contribution of the plan.

c) Asset management

The purpose of the management of the funds is the long-term balance between pension assets and liabilities with payment of benefits by exceeding actuarial goals(discount rate plus benefit adjustment index, established in the plan regulations).

Below is a table with the allocation of assets by category, segmented into Quoted in an active market and Not quoted in an active market:

Types	Fair value		% Allocation
	12/31/2022	12/31/2021	12/31/2022	12/31/2021
Fixed income securities	20,684	19,904	94.4%	90.8%
Quoted in an active market	20,102	19,508	91.7%	89.0%
Non quoted in an active market	582	396	2.7%	1.8%
Variable income securities	515	1,323	2.3%	6.1%
Quoted in an active market	508	1,312	2.3%	6.0%
Non quoted in an active market	7	11	-	0.1%
Structured investments	138	150	0.6%	0.7%
Non quoted in an active market	138	150	0.6%	0.7%
Real estate	527	462	2.4%	2.1%
Loans to participants	69	73	0.3%	0.3%
Total	21,933	21,912	100.0%	100.0%

The defined benefit plan assets include shares of ITAÚ UNIBANCO HOLDING, its main parent company (ITAÚSA) and of subsidiaries of the latter, with a fair value of R$ 1 (R$ 11 at 12/31/2021), and real estate rented to group companies, with a fair value of R$ 420 (R$ 374 at 12/31/2021).

 d) Other post-employment benefits

ITAÚ UNIBANCO HOLDING and its subsidiaries do not have additional liabilities related to post-employment benefits, except in cases arising from maintenance commitments assumed in acquisition agreements occurred over the years, as well as those benefits originated from court decision in the terms and conditions established, in which there is total or partial sponsorship of health care plan for a specific mass of former employees and their beneficiaries. Its costing is actuarially determined so as to ensure coverage maintenance. These plans are closed to new applicants.

Assumptions for discount rate, inflation, mortality table and actuarial method are the same used for retirement plans. ITAÚ UNIBANCO HOLDING used the percentage of 4% p.a. for medical inflation, additionally considering, inflation rate of 4% p.a.

Particularly in other post-employment benefits, there is medical inflation risk associated to increase in medical costs above expectation. To mitigate this risk, the same financial risks mitigation strategies are used.

e) Change in the net amount recognized in the balance sheet

The net amount recognized in the Balance Sheet is limited by the asset ceiling and it is computed based on estimated future contributions to be realized by the sponsor, so that it represents the maximum reduction amount in the contributions to be made.

		12/31/2022
	Note	BD and CV plans				CD plans			Other post-employment benefits	Total
		Net asset	Actuarial liabilities	Asset ceiling	Recognized amount	Pension plan fund	Asset ceiling	Recognized amount	Liabilities	Recognized amount
Amounts at the beginning of the period		21,912	(20,039)	(3,255)	(1,382)	447	(2)	445	(779)	(1,716)
Amounts recognized in income (1+2+3+4)		1,995	(1,845)	(308)	(158)	(36)	-	(36)	(246)	(440)
1 - Cost of current service		-	(33)	-	(33)	-	-	-	-	(33)
2 - Cost of past service		-	-	-	-	-	-	-	(155)	(155)
3 - Net interest (1)		1,995	(1,812)	(308)	(125)	39	-	39	(91)	(177)
4 - Other expenses (2)		-	-	-	-	(75)	-	(75)	-	(75)
Amount recognized in stockholders' equity - other comprehensive income (5+6+7)		(447)	596	(171)	(22)	9	(40)	(31)	25	(28)
5 - Effects on asset ceiling (4)		-	-	(171)	(171)	-	(40)	(40)	-	(211)
6 - Remeasurements		(441)	557	-	116	9	-	9	25	150
Changes in demographic assumptions		-	29	-	29	-	-	-	-	29
Changes in financial assumptions		-	1,499	-	1,499	9	-	9	46	1,554
Experience of the plan (3)		(441)	(971)	-	(1,412)	-	-	-	-	(1,412)
7 - Exchange variation		(6)	39	-	33	-	-	-	-	33
Other (8+9+10)		(1,527)	1,651	-	124	-	-	-	151	275
8 - Receipt by Destination of Resources		-	-	-	-	-	-	-	-	-
9 - Benefits paid		(1,651)	1,651	-	(1)	-	-	-	151	150
10 - Contributions and investments from sponsor		124	-	-	124	-	-	-	-	124
Amounts at the end of period		21,933	(19,637)	(3,734)	(1,438)	420	(42)	378	(849)	(1,909)
Amount recognized in Assets	18a				33			378	-	411
Amount recognized in Liabilities	18b				(1,471)			-	(849)	(2,320)

		12/31/2021
		BD and CV plans				CD plans			Other post-employment benefits	Total
		Net assets	Actuarial liabilities	Asset ceiling	Recognized amount	Pension plan fund	Asset ceiling	Recognized amount	Liabilities	Recognized amount
Amounts at the beginning of the period		23,225	(20,662)	(3,642)	(1,079)	1,454	(951)	503	(922)	(1,498)
Amounts recognized in income (1+2+3+4)		1,722	(1,575)	(278)	(131)	41	(68)	(27)	(66)	(224)
1 - Cost of current service		-	(53)	-	(53)	-	-	-	-	(53)
2 - Cost of past service		-	-	-	-	-	-	-	-	-
3 - Net interest (1)		1,722	(1,522)	(278)	(78)	104	(68)	36	(66)	(108)
4 - Other expenses (2)		-	-	-	-	(63)	-	(63)	-	(63)
Amount recognized in stockholders' equity - other comprehensive income (5+6+7)		(1,764)	817	665	(282)	(725)	1,017	292	81	91
5 - Effects on asset ceiling		-	-	665	665	(484)	1,017	533	-	1,198
6 - Remeasurements		(1,766)	801	-	(965)	(241)	-	(241)	81	(1,125)
Changes in demographic assumptions		-	4	-	4	-	-	-	-	4
Changes in financial assumptions		-	3,708	-	3,708	-	-	-	113	3,821
Experience of the plan (3)		(1,766)	(2,911)	-	(4,677)	(241)	-	(241)	(32)	(4,950)
7 - Exchange variation		2	16	-	18	-	-	-	-	18
Other (8+9+10)		(1,271)	1,381	-	110	(323)	-	(323)	128	(85)
8 - Receipt by Destination of Resources (4)		-	-	-	-	(323)	-	(323)	-	(323)
9 - Benefits paid		(1,381)	1,381	-	-	-	-	-	128	128
10 - Contributions and investments from sponsor		110	-	-	110	-	-	-	-	110
Amounts at the end of period		21,912	(20,039)	(3,255)	(1,382)	447	(2)	445	(779)	(1,716)
Amount recognized in Assets	18a				48			445	-	493
Amount recognized in Liabilities	18b				(1,430)			-	(779)	(2,209)
1) Corresponds to the amount calculated on 01/01/2021 based on the initial amount (Net Assets, Actuarial Liabilities and Restriction of Assets), taking into account the estimated amount of payments / receipts of benefits / contributions, multiplied by the discount rate of 9.46% p.a. (on 01/01/2020 the rate used was 7.64% p.a.)
2) Corresponds to the use of asset amounts allocated in pension funds of the defined contribution plans.
3) Correspond to the income obtained above / below the expected return and comprise the contributions made by participants.
4) Includes the effects of the allocation of the surplus from the pension fund of Itaubanco Defined Contribution Plan.

f) Defined benefit contributions

	Estimated contributions	Contributions made
	2023	01/01 to 12/31/2022	01/01 to 12/31/2021
Retirement plan - FIU	39	54	43
Retirement plan - FUNBEP	85	39	32
Total (1)	124	93	75
1) Include extraordinary contributions agreed upon in deficit equation plans.

g) Maturity profile of defined benefit liabilities

	Duration (1)	2023	2024	2025	2026	2027	2028	to	2032
Pension plan - FIU	9.12	1,136	1,072	1,110	1,151	1,186	6,388
Pension plan - FUNBEP	8.51	656	676	694	711	728	3,846
Other post-employment benefits	6.13	196	189	80	85	68	235
Total		1,988	1,937	1,884	1,947	1,982	10,469
1) Average duration of plan´s actuarial liabilities.

h) Sensitivity analysis

To measure the effects of changes in the key assumptions, sensitivity tests are conducted in actuarial liabilities annually. The sensitivity analysis considers a vision of the impacts caused by changes in assumptions, which could affect the income for the period and stockholders’ equity at the balance sheet date. This type of analysis is usually carried out under the ceteris paribus condition, in which the sensitivity of a system is measured when only one variable of interest is changed and all the others remain unchanged. The results obtained are shown in the table below:

Main assumptions	BD and CV plans			Other post-employment benefits
	Present value of liability	Income	Stockholders´ equity (Other comprehensive income) (1)	Present value of liability	Income	Stockholders´ equity (Other comprehensive income) (1)
Discount rate
Increase by 0.5%	(763)	-	284	(23)	-	23
Decrease by 0.5%	824	-	(311)	25	-	(25)
Mortality table
Increase by 5%	(218)	-	82	(10)	-	10
Decrease by 5%	228	-	(87)	11	-	(11)
Medical inflation
Increase by 1%	-	-	-	56	-	(56)
Decrease by 1%	-	-	-	(48)	-	48

1) Net of effects of asset ceiling